Taxes	6 Months Ended
Jun. 30, 2024
Taxes
Taxes

12.	Taxes
12.1.	Income taxes

	Current assets		Current liabilities		Non-current liabilities
	06.30.2024	12.31.2023	06.30.2024	12.31.2023	06.30.2024	12.31.2023
Taxes in Brazil
Income taxes	933	199	41	989	−	−
Income taxes - Tax settlement programs	−	−	53	58	242	299
	933	199	94	1,047	242	299
Taxes abroad	155	19	279	253	−	−
Total	1,088	218	373	1,300	242	299

Reconciliation between statutory income tax rate and effective income tax rate

The following table provides the reconciliation of Brazilian statutory tax rate to the Company’s effective rate on income before income taxes:

	Jan-Jun/2024	Jan-Jun/2023	Apr-Jun/2024	Apr-Jun/2023
Net income (loss) before income taxes	6,600	19,401	(352)	8,435
Nominal income taxes computed based on Brazilian statutory corporate tax rates (34%)	(2,243)	(6,597)	120	(2,868)
Adjustments to arrive at the effective tax rate:
Tax benefits from the deduction of interest on capital distributions	508	611	508	611
Different jurisdictional tax rates for companies abroad	527	101	240	(145)
Brazilian income taxes on income of companies incorporated outside Brazil (1)	(142)	(196)	(92)	(95)
Tax incentives	9	77	(22)	34
Tax loss carryforwards (unrecognized tax losses) (2)	83	(17)	27	(12)
Non-taxable income (non-deductible expenses), net	28	4	3	(2)
Enrollment to the tax settlement program (3)	(155)	-	(155)	-
Post-employment benefits	(652)	(178)	(531)	(101)
Results of equity-accounted investments in Brazil and abroad	(132)	11	(97)	-
Non-incidence of income taxes on indexation (SELIC interest rate) of undue paid taxes	48	5	27	-
Others	1	7	(1)	2
Income taxes	(2,120)	(6,172)	27	(2,576)
Deferred income taxes	1,405	(1,485)	1,070	(813)
Current income taxes	(3,525)	(4,687)	(1,043)	(1,763)
Effective tax rate of income taxes	32.1%	31.8%	7.7%	30.5%
(1)	It relates to Brazilian income taxes on earnings of offshore investees, as established by Law No. 12,973/2014.
(2)	Petrobras recognized a tax loss and a negative basis of the CSLL of a subsidiary in the amount of US$ 53, within the scope of the incentivized self-regulation program for taxes administered by the Federal Revenue of Brazil (Law No. 14.740/23 and RFB Normative Instruction No. 2.168/23), to settle a debt amounting to US$ 112, with a US$ 59 down payment.
(3)	For the more information, see note 12.3.

Deferred income taxes - non-current

The changes in the deferred income taxes are presented as follows:

	Jan-Jun/2024	Jan-Jun/2023
Opening balance	(9,945)	(5,918)
Recognized in the statement of income for the period	1,405	(1,485)
Recognized in shareholders’ equity	2,499	(2,380)
Translation adjustment	1,066	(671)
Use of tax loss carryforwards	(1)	-
Others	(3)	25
Closing balance	(4,979)	(10,429)

The composition of deferred tax assets and liabilities is set out in the following table:

Nature	Realization basis	06.30.2024	12.31.2023
PP&E - Exploration and decommissioning costs	Depreciation, amortization and write-offs of assets	(5,136)	(6,296)
PP&E - Impairment	Amortization, impairment reversals and write-offs of assets	3,561	4,203
PP&E - Right-of-use assets	Depreciation, amortization and write-offs of assets	(8,210)	(9,369)
PP&E - depreciation methods and capitalized borrowing costs	Depreciation, amortization and write-offs of assets	(17,131)	(18,784)
Loans, trade and other receivables / payables and financing	Payments, receipts and considerations	729	(2,479)
Leasings	Appropriation of the considerations	9,336	9,240
Provision for decommissioning costs	Payments and use of provisions	6,944	8,010
Provision for legal proceedings	Payments and use of provisions	913	954
Tax loss carryforwards	Taxable income compensation	1,085	1,140
Inventories	Sales, write-downs and losses	528	411
Employee Benefits	Payments and use of provisions	1,634	2,036
Others		768	989
Total		(4,979)	(9,945)
Deferred tax assets		1,097	965
Deferred tax liabilities		(6,076)	(10,910)

Uncertain treatments on Corporate Income Tax (CIT)

In 2023 and 2024, the Company received additional charges from the Dutch tax authority, due to a final assessment on the calculation of the Corporate Income Tax (CIT) of subsidiaries in the Netherlands from 2018 to 2020, arising from the valuation for tax purposes of platforms and equipment nationalized under the Repetro tax regime, in the amount of US$ 607, updated through June 30, 2024 by applicable interest rates.

Tax treatments of certain subsidiaries from 2020 to 2022 have not yet been assessed by this tax authority. Any charges by the Dutch tax authority for those years, on a similar basis to the periods already assessed, could reach the amount of US$ 181. Thus, the total amount of these uncertain tax treatments is US$ 788, updated through June 30, 2024 by applicable interest rates.

The Company continues to defend its position but understands that it is not probable that the tax authority will fully accept this tax treatment. Thus, a liability was recognized with a corresponding effect in income taxes within the statement of income in 2023, by means of the expected value method, constituted by the sum of amounts weighted by the probability of loss.

12.2.	Other taxes

	Current assets		Non-current assets		Current liabilities		Non-current liabilities (1)
	06.30.2024	12.31.2023	06.30.2024	12.31.2023	06.30.2024	12.31.2023	06.30.2024	12.31.2023
Taxes in Brazil
Current / Non-current ICMS (VAT)	566	592	525	607	1,012	1,032	−	−
Current / Non-current PIS and COFINS	1,090	304	2,459	2,876	536	265	130	141
Claim to recover PIS and COFINS	−	−	647	733	−	−	−	−
Production taxes	−	−	−	−	1,688	2,094	118	145
Withholding income taxes	−	−	−	−	110	272	−	−
Enrollment to the tax settlement program (2)	−	−	−	−	1,499	−	−	−
Others	49	58	328	290	365	443	81	90
Total in Brazil	1,705	954	3,959	4,506	5,210	4,106	329	376
Taxes abroad	7	6	11	10	10	60	−	−
Total	1,712	960	3,970	4,516	5,220	4,166	329	376
(1)	Other non-current taxes are classified within other non-current liabilities in the statement of financial position.
(2)	For more information, see note 12.3.

12.3.	Enrollment to the tax settlement program

In June 2024, Petrobras enrolled to a Transaction Notice published in the same month by the Attorney General's Office of the Brazilian National Treasury (PGFN) and the Brazilian Federal Revenue (RFB), for the settlement of relevant litigation related to the taxation of remittances abroad, arising from the bipartition of the legal transaction agreed in a chartering contract for vessels and platforms, and in another contract for services.

The Transaction Notice provided for the settlement of debts under dispute relating to the taxation of CIDE, PIS and COFINS, from 2008 to 2013, whose updated amount on June 28, 2024, date of the enrollment, was US$ 8,087. The balance of the contingent liability related to the taxation of remittances abroad, which includes the debts relating to the taxation of CIDE, PIS and COFINS, was disclosed in the financial statements as of December 31, 2023, note 19.3.

The enrollment to this program brings economic benefits, as continuing the discussions would require further financial effort to provide and maintain judicial guarantees related to the Negotiated Legal Proceeding (NJP) agreed with the PGFN, in addition to other procedural costs and expenses.

The Transaction Notice provided for a 65% discount on the agreed amount in Brazilian reais, after the conversion of related judicial deposits into definitive payment. Therefore, on the enrollment date, the Company recognized a US$ 3,571 liability in the statement of financial position, within other taxes payable, relating to CIDE, PIS, and COFINS. The settlement of this tax liability is defined as follows:

•	use, in June 2024, of nominal amounts of judicial deposits related to the debts to be settled through this program, in the amount of US$ 1,197;
•	use, in June 2024, of tax loss carryforwards of subsidiaries, in the amount of US$ 233;
•	down payment of US$ 642 upon enrollment in June 2024 and the remaining balance to be paid in 6 monthly installments until December 2024, updated by the Selic interest rate.

The calculation of the liability related to this transaction is presented as follows:

06.30.2024
Enrollment to the program	3,571
Use of judicial deposits	(1,197)
Use of tax credits	(233)
Down payment	(642)
Balance at June 30, 2024	1,499

As part of this tax transaction is related to projects in which the Company operates in partnership in E&P consortia, Petrobras started negotiations with its partners for the reimbursement of the corresponding amounts to their respective interests, in the expected amount of US$ ,465 of which:

•	US$ 202 receivable was recognized in June 2024 relating to reimbursements approved by partners until June 30, 2024; and
•	US$ 263 are considered contingent assets on June 30, 2024, of which: (i) US$ 230 receivable recognized in July and August 2024 relating to reimbursements approved from July 1, 2024 to the date of the release of this report; and (ii) US$ 33 currently under negotiation with partners.

Effects or the tax transaction in the statement of income

Jan-Jun/2024
Principal and fines	1,640
Indexation to the SELIC interest rate	2,043
Total debt enrolled in the tax settlement program	3,683
PIS and COFINS tax credits after enrolling the program (1)	(538)
Use of tax loss carryforwards	(240)
Indexation to the Selic interest rate of Judicial deposits and taxes over tax credits	242
Income taxes (2)	(916)
Effect in the statement of income before reimbursement of partners in joint ventures	2,231
Reimbursements approved by partners in joint ventures until June 30, 2024	(208)
Income taxes (2)	62
Total effect in the statement of income	2,085
Other taxes	790
Net finance income (expense)	2,149
Income taxes	(854)
Total effect in the statement of income	2,085
(1)	It arises from the debts included in the tax transaction, after discount applied, as provided for in the transaction notice, recognized as an asset in the statement of financial position, within other recoverable taxes.
(2)	Tax effects resulting from the tax transaction.